Guarantees in insurance contracts (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Liabilities for Financial Guarantees for Minimum Benefits, Net of Present Value of Expected Future Premiums
The following table provides information on the liabilities for financial guarantees for minimum benefits, net of present value of the expected future premiums that are received to cover these guarantees:

	2022				2021
	United States 1)	The Netherlands 2)	Total 3)	United States 1)	The Netherlands 2)	Total 3)
At January 1	1,830	1,413	3,243	2,715	2,032	4,747
Incurred guarantee benefits 4)	(1,251)	(660)	(1,911)	(1,047)	(619)	(1,666)
Paid guarantee benefits	(4)	-	(4)	(2)	-	(2)
Net exchange differences	136	-	136	164	-	164
Transfers to disposal groups	-	(753)	(753)	-	-	-
At December 31	711	-	711	1,830	1,413	3,243

Account value 5)	27,752	-	27,752	34,945	9,748	44,693
Net amount at risk 6)	452	-	452	314	1,538	1,852

1	Guaranteed minimum accumulation and withdrawal benefits.
2	Fund plan and unit-linked guarantees.
3	Balances are included in the derivatives liabilities on the face of the statement of financial position; refer to note 24 Derivatives.
4	Incurred guarantee benefits mainly comprise the effect of guarantees from new contracts, releases related to expired out-of-the-money guarantees and fair value movements during the reporting year.
5	Account value reflects the actual fund value for the policyholders.
6	The net amount at risk represents the sum of the positive differences between the discounted maximum amount payable under the guarantees and the account value.

Summary of Liabilities for Guarantees for Minimum Benefits
The following table provides information on the liabilities for guarantees for minimum benefits that are included in the valuation of the host contracts:

	2022			2021
	GMDB 1)	GMIB 2)	Total 4)	GMDB 1)	GMIB 2)	Total 4)
At January 1	502	529	1,031	488	638	1,127
Incurred guarantee benefits 5)	344	338	683	27	(127)	(99)
Paid guarantee benefits	(103)	(41)	(144)	(49)	(25)	(75)
Net exchange differences	30	31	61	36	42	79
At December 31	773	857	1,630	502	529	1,031

	GMDB 1) , 3)	GMIB 2) , 3)		GMDB 1) , 3)	GMIB 2) , 3)
Account value 6)	44,488	3,911		56,426	5,186
Net amount at risk 7)	3,743	933		843	472
Average attained age of contract holders	72	73		71	72
1	Guaranteed minimum death benefit in the United States.
2	Guaranteed minimum income benefit in the United States.
3	Note that the variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.
4	Balances are included in the insurance liabilities on the face of the statement of financial position; refer to note 34 Insurance contracts.
5
Incurred guarantee benefits mainly comprise the effect of guarantees from new contracts, releases related to expired out-of-the-money
guarantees and value changes as a consequence of interest movements during the reporting year.

6	Account value reflects the actual fund value for the policyholders.
7
The net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contract holder determined in accordance with the terms of the contract in excess of the current account balance.